INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Other accrued liabilities	$ 125.9	$ 136.1
Loss carryforwards	106.3	110.4
Share-based compensation	70.1	71.6
Pension and other comprehensive income	160.9	337.8
Foreign tax credits	29.9	47.6
Other, net	150.0	138.9
Valuation allowance	(88.3)	(116.5)
Total deferred tax assets	554.8	725.9
Deferred tax liabilities
Property plant and equipment basis differences	287.3	246.8
Intangible assets	1,488.0	1,218.0
Unremitted foreign earnings	94.5	68.3
Other, net	132.0	114.2
Total deferred tax liabilities	2,001.8	1,647.3
Net deferred tax liabilities balance	$ (1,447.0)	$ (921.4)